Capital and Financial Risk Management - Summary of Interest Rate Risk (Detail) - Interest rate risk [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest rate risk [Line Items]
Impact on profit before tax (+1%)	[1]	$ 59	$ 23	$ 5
Impact on profit before tax (-1%)	[1]	59	23	5
Impact on total equity ( +1%)	[1]	3	3	8
Impact on total equity (-1%)	[1]	$ 3	$ 3	$ 8

[1]	Sensitivity analysis for cost of borrowing has been presented for continuing operations only.